WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Transactions involving our equity-classified warrants are summarized as follows:

		Weighted-	Weighted-average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2014	19,897,928	$1.54
Granted	7,694,859	$0.75
Exercised	(337,169)	$0.70
Forfeited	(1,236,035)	$3.16
Outstanding at September 30, 2015	26,019,583	$1.24	2.3	$—

Exercisable at September 30, 2015	26,019,583	$1.24	2.3	$—

 Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	8,513,984	$2.47
Granted	4,376,228	$1.97
Exercised	(1,325,670)	$1.06
Forfeited	(1,347,945	1.52
Outstanding at December 31, 2013	10,216,597	$2.56	2.9	$48.0
Granted	11,467,847	$0.95
Forfeited	(1,786,516)	$2.85
Outstanding at December 31, 2014	19,897,928	$1.61	1.8	$8.4

Exercisable at December 31, 2014	19,897,928	$1.61	1.8	$8.4

Schedule of Outstanding Warrants to Purchase Common Stock [Table Text Block]
The following table summarizes outstanding common stock purchase warrants as of September 30, 2015:

		Weighted-
		average
	Number of	exercise
	shares	price	Expiration
Issued to consultants	1,057,667	$1.91	December 2015 through May 2020
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2018
Issued pursuant to 2014 financings	10,882,678	$0.82	December 2015 through June 2019
Issued pursuant to 2014 financings	7,469,859	$0.75	January 2017 through July 2020
	26,019,583

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2014:

	Number of shares	Weighted Average Exercise price	Expiration
Equity–classified warrants
Issued to consultants	1,045,759	$2.22	May 2015 through August 2019
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
Issued pursuant to 2013 financings	4,376,228	$1.97	December 2017 through August 2023
Issued pursuant to 2014 financings	11,219,847	$0.93	December 2015 through June 2019
	19,897,928

Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2015 and 2014:

	Nine months ended September 30,
	2015	2014
Volatility	72.7%	52.0%
Expected term (years)	1.7	2.0
Risk-free interest rate	0.6%	0.5%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the year ended December 31, 2014:

Volatility	51.1%
Expected term (years)	2.0
Risk-free interest rate	0.5%
Dividend yield	None